PROPERTY AND EQUIPMENT	12 Months Ended
Jun. 30, 2016
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT

2. PROPERTY AND EQUIPMENT

        A summary of property and equipment as of June 30, 2016 and 2015 is as follows:

		June 30,
(in thousands)	Useful Life	2016	2015
Computer equipment and software	3 years	$1,285	$1,302
Office equipment and furniture	5 years	307	307
Leasehold improvements	3 years	534	534

Total Cost		2,126	2,143
Less—Accumulated depreciation		(2,075)	(1,983)

		$51	$160

        We review assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. As of June 30, 2016 and 2015, there were no impairments of property and equipment.